Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Shares Granted Under the Company's Executive Incentive Plans

At December 31, the shares granted under the Company’s executive incentive plans are as follows:

	Number of shares
Incentive Plan	FEMSA	KOF	Vesting period
2013	539,020	370,200	2014-2016
2014	489,345	331,165	2015-2017
2015	457,925	415,375	2016-2018
2016	567,671	719,132	2017-2019
2017	326,561	369,791	2018-2020

Total	2,380,522	2,205,663